EGShares EM Equity Value ETF
EGShares EM Equity Value ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the EGAI Emerging Markets Equity Value Index (the “EMVL Underlying Index”).
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	EGShares EM Equity Value ETF
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none	[1]
Total Annual Fund Operating Expenses	0.85%	[2]
[1]	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
[2]	Pursuant to the investment advisory agreement with EGA Emerging Global Shares Trust on behalf of the Fund, Emerging Global Advisors, LLC, investment adviser to the Fund, pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other non-routine or extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
| EGShares EM Equity Value ETF | USD ($)	87	271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is disclosed because the Fund had not commenced investment operations prior to the date of this prospectus.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the EMVL Underlying Index through investments in equity securities including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market companies included in the EMVL Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines “emerging market” companies as those that are in countries in the intermediate stages of their economic development and classified by EGA Indices (“EGAI”) as “Emerging Markets.” The Fund may invest in mid cap companies ( i.e. , those with market capitalizations between U.S. $2 billion and U.S. $10 billion) and large cap companies ( i.e. , those with market capitalizations over U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.

The EMVL Underlying Index is an equal-weighted index designed to represent a portfolio of approximately 50 companies in developing markets that have at least a U.S. $2 billion market capitalization, a minimum level return on equity (ROE), and lower Price-to-Earnings (P/E) and Price-to-Book (P/B) ratios than the average ratios of the companies included in the EGAI Developing Markets Universe. ROE is a measure of profitability that calculates how many dollars of profit a company generates with each dollar of shareholders’ equity. P/E and P/B are valuation ratios used to compare a company’s current share price to its per-share earnings (P/E) or book value (P/B). The EMVL Underlying Index is sponsored by EGAI, a separate group within Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund. An equal-weighted index represents the performance of its constituent securities in equal proportion to one another.

The EGAI Developing Markets Universe includes all publically traded companies with a total market capitalization of at least U.S. $100 million (as of June 1, 2016) that are domiciled in Developing Markets, as defined by EGAI. Subject to periodic review and change, EGAI currently classifies the following countries as Developing Markets: Bahrain, Bangladesh, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Cyprus, Czech Republic, Ecuador, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lithuania, Macedonia, Malawi, Malaysia, Malta, Mauritius, Mexico, Morocco, Namibia, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Russia, Serbia, Slovak Republic, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Tunisia, Turkey, Uganda, Ukraine, United Arab Emirates, Vietnam, Zambia and Zimbabwe.

The Fund intends to replicate the constituent securities of the EMVL Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, EGA may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the EMVL Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will invest in specific countries or geographic regions to approximately the same extent as the EMVL Underlying Index. The Fund will concentrate its investments ( i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the EMVL Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the EMVL Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the EMVL Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the EMVL Underlying Index. In addition, the Fund’s NAV may deviate from the EMVL Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the EMVL Underlying Index for that security. To the extent that EGA uses a representative sampling strategy, the Fund may not track the EMSO Underlying Index as closely as it would have if EGA were using a full replication strategy.

Index-Related Risk There is no assurance that the EMVL Underlying Index will be determined, composed or calculated accurately. While EGAI, the sponsor of the EMVL Underlying Index, provides descriptions of what the EMVL Underlying Index is designed to achieve, EGAI does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the EMVL Underlying Index will be in line with its described index methodology. Gains, losses or costs to the Fund caused by errors to the EMVL Underlying Index may therefore be borne by the Fund and its shareholders. Although EGAI is a separate group within EGA, EGA maintains compliance policies and procedures designed to prevent conflicts of interest from arising in the portfolio management of the Fund and the personal trading of EGA personnel.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the EMVL Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the EMVL Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Country and Regional The Fund will invest in specific countries or geographic regions to approximately the same extent as the EMVL Underlying Index.  To the extent that the Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of the Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect Fund performance.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Frontier Markets Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid Cap Companies Mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the EMVL Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the EMVL Underlying Index.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

International Closed Market Trading Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund Shares list and trade is open, there may be market uncertainty about the stale security pricing ( i.e. , the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participants Concentration The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem Shares of the Fund, the Fund’s Shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations prior to the date of this Prospectus. When available, updated performance information can be obtained by visiting www.emergingglobaladvisors.com or calling (888) 800-4347.